Definition of Terms in Portfolio Name	Oct. 08, 2026
Cohen & Steers California Municipal Closed-End Portfolio, Series 2026-3 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	Cohen & Steers California Municipal Closed-End Portfolio, Series 2026-3
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies having policies to invest at least 80% of their assets in California municipal bonds.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide income exempt from federal and California income taxes with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds” and referred to herein as “funds”) that invest primarily in municipal bonds issued primarily by California issuers. In selecting these closed-end funds, Cohen & Steers Capital Management, Inc. (the “Portfolio Consultant”) considered factors such as historical returns, income potential, potential future growth, portfolio diversification and advisor experience. The Portfolio Consultant uses a disciplined investment methodology to select the funds for inclusion in the trust. The Portfolio Consultant begins by constructing a universe of funds that have a stated investment objective in line with the trust’s investment objective and that the fund advisor appears to be adhering to. From this universe the Portfolio Consultant selects the final securities by utilizing a multi-factor approach based on the following factors:•Premium/Discount—It favors funds that are trading at a valuation discount to either their peers, sector or historic average.•Dividend—It favors funds that have a history of consistent and/or competitive relative dividends and that appear to possess the ability to keep the current dividend level intact.•Performance—It favors funds that have a history of performance on either market price or net asset value that make them relatively attractive when compared to their peers or relevant benchmark.Approximately 3.97% of the funds in the portfolio are classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.The closed-end funds invest primarily in municipal bonds that pay interest that is exempt from regular federal and California income tax, however, income from these bonds may be subject to the federal alternative minimum tax on individuals and a portion of the income could be derived from non-California bonds and be taxable to California residents.Units are available for sale only in California.
Cohen & Steers Municipal Closed-End Portfolio, Series 2026-2 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	Cohen & Steers Municipal Closed-End Portfolio, Series 2026-2
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in closed-end investment companies having policies to invest at least 80% of their assets in municipal bonds.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide income exempt from federal income taxes with capital appreciation potential by investing in a portfolio primarily consisting of common stock of closed-end investment companies (known as “closed-end funds” and referred to herein as “funds”) that invest primarily in municipal bonds. Cohen & Steers Capital Management, Inc. is the “Portfolio Consultant” for the trust.The selection of funds for the trust sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are advised by well-regarded managers in this asset class. It is believed that the large number of national and single state municipal closed-end funds contribute to secondary market inefficiencies in this sector. In selecting funds for the trust, generally, only funds with a ten-day average daily trading volume greater than $100,000 and a market capitalization greater than $60,000,000 at the time of selection were considered. In general, after screening out funds that did not meet the above criteria, a proprietary selection methodology was applied for including funds in the trust. The proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:•Current dividend yield;•Share price premium/discount to net asset value;•Estimate of fund earnings power;•Undistributed net investment income;•Expense ratios;•Historical track record; and•History with regard to dividend changes.After evaluating each of the screened funds, the proprietary valuation model is used to score each fund. The results of the screening process are then reviewed to select funds for inclusion in the trust.None of the portfolio consists of funds classified as “non-diversified” under the Investment Company Act of 1940. These funds have the ability to invest more than 5% of their assets in securities of a single issuer which could reduce diversification.The closed-end funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax, however, income from these bonds may be subject to the federal alternative minimum tax on individuals.
Dividend Strength Portfolio, Series 2026-4 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	Dividend Strength Portfolio, Series 2026-4
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio of common stocks from a broad universe of U.S. exchange-listed securities of companies categorized primarily as large capitalization as of the trust’s inception. In selecting the securities for inclusion in the trust’s portfolio, we* sought to identify high quality stocks with above average dividend yields and the ability to increase dividend payments. These securities were selected using a structured quantitative approach combined with fundamental oversight. The strategy’s quantitative approach sought to identify companies within each industry sector possessing attractive fundamentals such as strong balance sheets, high quality earnings and attractive growth prospects. The final selections for the trust’s portfolio are reviewed to assess the impact of any recent events (including management issues, legal proceedings and future mergers or acquisitions) on each stock’s prospects.
Energy Opportunities Portfolio, Series 2026-2 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	Energy Opportunities Portfolio, Series 2026-2
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities of companies in the energy sector as defined under Global Industry Classification Standard (GICS®) as of the trust’s inception.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide above average total return primarily through capital appreciation by investing in a portfolio primarily consisting of stocks within the energy sector. Energy companies are engaged in the exploration, production, marketing, refining and/or transportation of oil and gas products, coal and other consumable fuels and/or the construction or provision of oil rigs, drilling equipment and other energy related service and equipment, including seismic data collection. We* selected the trust portfolio securities through an analysis based on market capitalization, dividend levels and sustainability, revenues, revenue growth, earnings, earnings growth and valuation.
High Dividend ESG Portfolio, Series 2026-2 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	High Dividend ESG Portfolio, Series 2026-2
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in dividend-paying securities that have above-average ESG ratings as described above.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to achieve its objective by investing in a portfolio primarily consisting of common stocks with attractive dividend profiles and superior ESG (Environmental, Social and Governance) ratings.To select the portfolio, we* considered a potential universe of stocks of companies domiciled in the U.S. with stocks trading on a U.S. exchange and U.S. exchange-traded stocks or American Depositary Receipts and similar receipts (“ADRs”) of non-U.S. companies. From those securities, we eliminated securities that did not meet the following criteria as of the trust’s inception date:•A current dividend yield above 2%;•Securities of companies with above-average ESG ratings from a majority of the third-party ESG ratings providers that we reviewed; and•Securities of companies with a market capitalization greater than $5 billion.In selecting the portfolio, we reviewed ESG ratings from multiple third-party ESG ratings providers. For purposes of the above ESG screen, we define “above-average ESG ratings” to mean a letter grade of “BBB” or above for ratings providers that utilize letter grades and securities ranked in the top half of the ratings scale for other ratings providers.Remaining securities were analyzed to identify attractive securities utilizing a multi-factor methodology based on the following:•Dividend Yield – We favored securities with a dividend yield greater than the broad market and above-average compared to industry peers. Only stocks with a dividend yield greater than the broad market were considered, and peer group comparisons were done at the GICS®(Global Industry Classification Standard) Industry level.•ESG Rating – We favored securities with above-average ESG ratings. Only stocks with above-average ratings by a majority of our third-party ratings providers were considered. Peer group comparisons were done at the GICS®Industry level.•Dividend Growth – We favored securities that have a history of consistent dividend payments and have shown the ability to grow their dividend over time. We analyzed historical dividend payments and dividend growth rates over multiple periods.Highly ranked securities according to the multi-factor methodology were then subject to further analyst review including business line, fundamentals, and industry diversification criteria. The fundamental analysis included but was not limited to current valuations, revenue and earnings trends, free cash flow and other dividend health metrics. Final stock selection was based on the relative attractiveness of a security in terms of dividend profile, ESG ratings, fundamentals, and industry group diversification.ESG ratings providers generally examine companies based on criteria within the environmental, social, and/or governance categories. The environmental component might focus on a company’s impact on the environment—for example, its energy use or pollution output. It also might focus on the risks and opportunities associated with the impacts of climate change on the company, its business and its industry. The social component might focus on the company’s relationship with people and society—for example, issues that impact diversity and inclusion, human rights, specific faith-based issues, the health and safety of employees, customers, and consumers locally and/or globally, or whether the company invests in its community, as well as how such issues are addressed by other companies in a supply chain. The governance component might focus on issues such as how the company is run—for example, transparency and reporting, ethics, compliance, shareholder rights, and the composition and role of the board of directors. A good ESG rating may reflect a company’s performance in each of the three categories—or in just one or two of the categories. A company may have a good ESG rating from a provider based on strong performance in one or two of the categories and despite poor performance in one or two of the other categories.
Strategic Foundations of Growth Portfolio, Series 2026-2 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	Strategic Foundations of Growth Portfolio, Series 2026-2
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances the trust will invest at least 80% of its assets in securities that exhibit growth characteristics. For these purposes, we define securities that exhibit growth characteristics as securities exhibiting capital appreciation potential based on technical growth characteristics as defined by the Peroni Method® of technical analysis. The methodology studies the security’s historical price architecture, net money flow trends in the security, the relative behavior of the security’s price performance compared to other securities and other indicators to determine the potential for capital appreciation in the security.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide capital appreciation by investing in a diversified portfolio of common stocks of companies involved in aspects of agriculture, energy, health care, precious metals, potable water, the development and maintenance of infrastructure systems, or other related areas that could benefit from the expanding economies of the 21st century. Eugene E. Peroni, Jr. of Peroni Portfolio Advisors, Inc. (the “Portfolio Consultant”) selects the trust’s portfolio through the application of his proprietary method of technical analysis, the Peroni Method®, with consideration of investment opportunities. The Peroni Method® is a bottom-up approach to stock selection that is primarily based on technical analysis. The methodology examines a stock’s price architecture, accumulation and distribution trends and relative strength patterns, among other more subtle trading characteristics. This information is partly gathered and analyzed through hand drawn point and figure charts which have been a part of the methodology for over half a century. While the Peroni Method® is primarily focused on the technical characteristics of individual stocks, economic, monetary, geopolitical and sentiment factors at play in the marketplace are also incorporated to identify leading stocks and sectors.Technical analysis differs from fundamental analysis, which generally involves financial scrutiny of the issuing company and considers such factors as earnings projections, P/E ratios, cash flow and other balance sheet data. The Peroni Method®may be an investment alternative to fundamental analysis.Mr. Peroni uses the Peroni Method®to select stocks that he believes are best able to provide capital appreciation. He believes that technical factors can help identify industry sector relative strength patterns that may play an important role in investment success. The methodology allows an unconstrained approach to stock selection, spanning all market caps and investment styles, i.e. growth and value.Mr. Peroni has an extensive library of hand-charted stocks that is regularly refreshed to include new opportunities gleaned through ticker tape analysis, news outlets, corporate developments and practical observations. Charts with attractive price architecture are screened and ranked on a regular basis. Historical charac-teristics are analyzed for price and volume shifts and evaluations are made using net money flow analysis and relative strength trends. Sector relative strength is then determined by unbiased groupings of attractive stocks. Portfolio construction progresses as weightings are determined by analyzing individual stock price behavior, economic factors, monetary trends, psychological oscillators and investor psychology. Those stocks with the best technical characteristics in strong or emerging leadership sectors are candidates for inclusion in the portfolio while also taking into consideration appropriate diversification.The Peroni Method®examines numerous technical, psychological and fundamental data. The data may include:•a stock’s historical price architecture•net money flow trends in individual stocks•the relative behavior of a stock’s price performance compared to other stocks in the same sector•sentiment readings such as the volatility index•fiscal and monetary factors•geopolitical events and their impact on specific sectorsMr. Peroni selects stocks he believes are best suited to the trust’s investment objective, which is capital appreciation. Eugene E. Peroni Jr. began training in the field of technical research at age 16 with his father, Eugene E. Peroni, Sr., who founded the Peroni Method® more than 60 years ago. Mr. Peroni has over 40 years of experience in his field. The Peroni Method®uses a bottom-up approach, primarily emphasizing the technical merits of individual stocks.Mr. Peroni has regularly published his insights in reports offering stock market forecasts. Mr. Peroni has appeared on CNBC, CBS Market Watch, Nightly Business Report, Fox Business News and Bloomberg Radio, and has been quoted in publications such as The Wall Street Journal, The New York Times, U.S. News and World Report and Investors Business Daily.
Todd International Intrinsic Value Portfolio, Series 2026-2 [Member]
Fund Name Disclosure [Line Items]
Portfolio Name	Todd International Intrinsic Value Portfolio, Series 2026-2
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust will invest at least 80% of its assets in securities that exhibit value characteristics. For these purposes, we define companies that exhibit value characteristics to be companies that we believe to be undervalued in the marketplace based on their price-to-intrinsic value ratio and price-to-earnings ratios as described above.
Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The trust seeks to provide above average total return primarily through capital appreciation by investing in a portfolio primarily consisting of securities issued by companies headquartered and/or domiciled outside the U.S. that Todd Asset Management LLC (the “Portfolio Consultant”) believes can take advantage of the current economic landscape. Portfolio Consultant believes price-to-intrinsic value ratio (“P/IV”) could potentially be the most effective fundamental calculation to determine the true valuation of a security. Portfolio Consultant calculates P/IV by dividing a security’s current market price by the Portfolio Consultant’s assessment of a security’s underlying value including both tangible and intangible factors. The Portfolio Consultant employed a proprietary multi-factor model ranking tool that combines the intrinsic value discipline with elements of attractive valuation, improving fundamentals and market acceptance to identify its view of the probability of outperformance for a given security. The Portfolio Consultant combines these into a comprehensive, disciplined process with risk controls.The selection process started by establishing a universe of eligible securities considering only American Depositary Receipts (“ADRs”) and U.S. exchange listed securities of other foreign companies receiving a greater than or equal to B- rating from the Portfolio Consultant using their proprietary, internally generated measure of quality. This quality rating is generated based on safety, profitability, growth and return to shareholder and ranges from C- to A+. That universe was further reduced based on each security’s P/IV.From those securities, the strategy focused on evaluating securities based on Portfolio Consultant’s multi-factor ranking model which sought to identify securities with attractive valuations, fundamental strength and market acceptance factors with the following focuses:•Valuation:attractive P/IV and price-to-earnings ratio;•Attractive fundamentals:positive earnings trends and momentum coupled with financial strength; andMarket acceptance:•traditional technical analysis measures.From those securities, the Portfolio Consultant performed a fundamental review of the securities by reducing eligible securities to 250 based on attractive P/IV, verifying the various P/IV inputs (long-term growth rate, normalized earnings per share and quality ratings) and performing a fundamental review on prospective securities.Finally, the Portfolio Consultant selected a final portfolio primarily consisting of securities it determined were large-cap securities, were high quality, were attractively priced and had attractive prospects. The Portfolio Consultant sought to provide diversification across geographic regions and multiple industry sectors as of the trust’s inception date. Under normal market conditions, the trust will invest at least 40% of its total assets in foreign securities. For this purpose, foreign securities include securities issued by issuers (1) organized outside of the U.S., (2) with headquarters or principal places of business located outside the U.S. or (3) doing a substantial amount of business outside the U.S. (either 50% or more of the issuer’s assets are located outside the U.S. or 50% or more of the issuer’s revenues are derived outside the U.S.). Foreign securities may include investments in ADRs and other depositary receipts.